Accounting changes and new accounting guidance - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	$ 1,530
Operating lease, liability	$ 1,772
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset		$ 1,300
Operating lease, liability		1,500
Retained earnings | ASU 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU		90
Accumulated other comprehensive (loss), net of tax | ASU 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU		$ (90)